ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES
ACCRUED EXPENSES

(in thousands of $)	2018	2017
Current tax payable	12,155	7,903
Interest expense	7,887	16,858
Vessel operating and drydocking expenses	6,824	6,671
Administrative expenses	363	808
	27,229	32,240

Current tax payable includes provision for interest and penalties of $0.1 million and $0.2 million for the years ended December 31, 2018 and 2017, respectively.